Shareholder Report, Holdings (Details)_22	Jun. 30, 2024
Class II | Old National Bancorp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Class II | ChampionX Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Class II | Graphic Packaging Holding Co. [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class II | FNB Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Class II | Timken Co. [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Class II | Axis Capital Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Class II | Magnolia Oil & Gas Corp. Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Class II | Brinks Co. [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Class II | EVERTEC, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Class II | Coherent Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Class II | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%
Class II | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%
Class II | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
Class II | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
Class II | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
Class II | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Class II | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Class II | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Class II | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Class II | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Class II | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Service Class I | Old National Bancorp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Service Class I | ChampionX Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Service Class I | Graphic Packaging Holding Co. [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Service Class I | FNB Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Service Class I | Timken Co. [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Service Class I | Axis Capital Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Service Class I | Magnolia Oil & Gas Corp. Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Service Class I | Brinks Co. [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Service Class I | EVERTEC, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Service Class I | Coherent Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Service Class I | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%
Service Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%
Service Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
Service Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
Service Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
Service Class I | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Service Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Service Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Service Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Service Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Service Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%